Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Revenues
Licensing (Note 3)	$ 8,415,540	$ 1,481,719
Milestone	354,153	43,209
Research and development	8,769,693	1,527,474	107,091
Other incidental services		2,546
	8,769,693	1,527,474	107,091
Expenses
Research and development	8,020,201	5,076,236	5,992,417
Selling, general and administrative	3,900,803	2,873,091	3,672,313
Depreciation (Note 5)	381,385	396,814	452,303
Write-down on long lived assets (Note 5)			107,123
	12,302,389	8,346,141	10,224,156
Loss from operations	(3,532,696)	(6,818,667)	(10,117,065)
Fair value adjustment of derivative liabilities (Note 7 and 14)		(3,889,683)	3,841,233
Financing expense (Note 10)		(115,056)
Net foreign exchange gain (loss)	10,896	(359,554)	181,682
Interest income	4,898	2,839	20,691
Interest expense	(339,451)	(314,896)	(63,406)
Net loss	(3,856,353)	(11,495,017)	(6,136,865)
Other comprehensive income (loss)
Foreign exchange translation adjustment		524,431	(124,975)
Comprehensive loss	$ (3,856,353)	$ (10,970,586)	$ (6,261,840)
Loss per common share, basic and diluted (in Dollars per share)	$ (0.17)	$ (0.58)	$ (0.36)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	23,050,618	19,671,093	17,258,686